Revenues (Assets By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fixed assets, net	$ 10,108	$ 9,075	$ 7,746
Israel [Member]
Fixed assets, net	9,534	8,617	7,233
Europe [Member]
Fixed assets, net	561	445	503
North America [Member]
Fixed assets, net	$ 13	$ 13	$ 10